Employee Benefit Plan, Description of Plan - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
A brief description of the ONE Gas, Inc. 401(k) Plan (the “Plan”) follows and is provided for general information only. Participants should refer to the entire Plan document, as amended, and the Plan’s Summary Plan Description for more complete information.

(a)    General

The Plan is administered by the ONE Gas, Inc. Benefits Committee (the “Plan Administrator”) and is provided for the benefit of the employees of ONE Gas, Inc. (“ONE Gas” or “the Company”).

The Plan is a defined contribution plan and the portion of the Plan that is invested in shares of ONE Gas common stock is intended to be an Employee Stock Ownership Plan (“ESOP”).

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan is designed to comply with ERISA section 404(c), which limits the liability of Plan fiduciaries for any losses incurred as a direct result of Plan participants exercising control over the investments in their Plan accounts.

The Company and/or the ONE Gas, Inc. Benefit Plan Sponsor Committee (the “Sponsor Committee”), in its settlor capacity, generally may modify, amend, or suspend the Plan, or reduce benefits, at any time.

(b)    Participation and Contributions

An eligible employee may begin participation on the first day of the month following or coinciding with commencement of their employment. There is no minimum service or age requirement, except for temporary employees and interns who generally must complete a year of service before becoming eligible to participate. Notwithstanding the foregoing, long-term part-time employees (“LTPT Employees”) are eligible to make contributions to the Plan. A LTPT Employee is a non-bargaining unit employee who has not entered the Plan as a regular participant, but who has completed at least 500 hours of service in three consecutive 12-month periods beginning after December 31, 2020, and who has attained age 21. Effective beginning January 1, 2025, the three consecutive 12-month period requirement is reduced to two consecutive 12-month periods. An individual who has entered the Plan as a LTPT Employee who later satisfies the normal Plan eligibility requirements will participate thereafter as a regular Plan participant.

New eligible employees are automatically enrolled at a 6 percent pre-tax contribution rate. New employees may elect to opt out of participation in the Plan or contribute a different amount.

Participants may make pre-tax and/or Roth 401(k) contributions of any whole percentage of their eligible compensation up to a combined maximum of 75 percent if certain regulatory contribution limitations are not exceeded. The pre-tax contributions and their earnings are taxable at the time of distribution. Earnings on Roth 401(k) contributions may not be taxable, subject to certain Internal Revenue Service (“IRS”) rules and requirements. In addition to pre-tax and/or Roth 401(k) contributions, participants may make after-tax contributions of any whole percentage of their eligible compensation up to a maximum of 6 percent. Earnings on after-tax contributions are taxable at the time of distribution. Participant eligible rollovers are allowed into the Plan from other qualified plans.

Participants age 50 and older before the end of the calendar year may make additional pre-tax or Roth 401(k) catch-up contributions. The maximum annual elective deferral limit allowed in 2025 was $23,500, and the maximum catch-up contribution allowed was $7,500, with a higher catch-up contribution limit of $11,250 allowed for participants who turn age 60 to 63 during the calendar year.

Participants are eligible for Company matching contributions immediately upon enrollment in the Plan. The Company matches pre-tax, Roth 401(k), catch-up contributions and/or after-tax contributions, up to a combined maximum of 6 percent of eligible compensation per payroll period. LTPT Employees are not eligible to receive matching contributions.
The following groups of eligible employees are eligible to receive any discretionary profit-sharing contributions:

▪Non-bargaining unit employees hired on or after January 1, 2005;
▪Certain employees who transferred from a bargaining unit to a non-bargaining unit position on or after January 1, 2005;
▪Employees represented by Local 304 of the International Brotherhood of Electrical Workers who were hired on or after July 1, 2010;
▪Employees represented by Locals 12561, 13417, and 14228 of the United Steelworkers who were hired on or after December 15, 2011; and
▪Certain other employees who timely and properly irrevocably elected to terminate participation in the ONE Gas, Inc. Retirement Plan in order to become eligible for the profit-sharing contributions.

LTPT Employees are not eligible to receive any discretionary profit-sharing contributions. In all cases, employees hired on a temporary basis and interns (to the extent they may otherwise become eligible under the Plan as a LTPT Employee) are only eligible to participate in profit-sharing contributions upon completion of one year of service. In addition, in all cases, any employee who is eligible to continue to be eligible to participate in the ONE Gas, Inc. Retirement Plan is not eligible to participate in the Plan for purposes of any discretionary profit-sharing contributions.

The Company may, and generally expects to, make a discretionary profit-sharing contribution to the Plan each calendar quarter that would result in an allocation to each eligible employee participant’s Plan account equal to 1 percent of the participant’s eligible compensation for that quarter. A participant must be actively employed on the last day of the calendar quarter to qualify for the contribution, unless the participant terminates employment during the quarterly period due to death, becoming totally disabled (as determined by the Social Security Administration), or retirement. The Company may also elect to make an additional discretionary contribution to the Plan at year-end. Participants must be actively employed on December 31st to receive any such annual discretionary contribution, unless the participant terminated employment during the Plan year due to death, becoming totally disabled (as determined by the Social Security Administration), or retirement. Retirement for the purposes of any profit-sharing contribution is defined as termination of employment on or after the age of 50.

The Plan is a defined contribution plan subject to the combined annual IRS contribution limit. There are limits on the total combined employee and employer annual contributions for all defined contribution plans sponsored by the Company. For 2025, the maximum employee and employer combined annual contributions was the lesser of 100 percent of the participant’s compensation or $70,000. Catch-up contributions are not subject to this contribution limit. IRS Rules also include a limit on the amount of eligible compensation that may be used to calculate contributions under the Plan. For 2025, this annual IRS compensation limit was $350,000. These various IRS limits are indexed and may be adjusted periodically by the IRS.

Defined contribution plans are required to remit employee contributions to the Plan as soon as administratively feasible on the earliest date the deferral deposits can be reasonably segregated from the Company’s general assets, but no later than the 15th business day of the month following the month in which the participant contributions are withheld by the employer. If the Plan has determined it has remitted employee contributions late to the Plan, the Plan is required to compute lost earnings on those contributions and allocate lost earnings to the participants impacted in an equitable manner.

The Company remitted all employee contributions timely to the Plan, except for remittances from the December 31, 2025 payroll totaling $650,256 which were not deposited consistent with the Company’s demonstrated pay‑period remittance timeline and were instead deposited to applicable participants’ accounts on January 2, 2026. Lost earnings totaling $883 related to these remittances were subsequently deposited to applicable participants’ accounts on February 20, 2026. Delayed remittances to the Plan are required to be reported until the year they are corrected; therefore, these late contributions are included on Schedule H, Line 4a of the Form 5500.

(c)    Participant Accounts

Participants have the right to direct the investment of their account balances, including their contributions, deferrals and the Company’s matching and profit-sharing contributions. If no investment option is elected by a participant, contributions and deferrals to the participant’s account are invested in the Plan’s qualified default investment alternative, which is currently the American Funds Target Date Retirement Fund maturing closest to the year in which the participant will attain age 65. Participants may direct the investment of their account balance, contributions, and deferrals to more than one option. However, the minimum investment that can be directed to any one option is 1 percent, and whole increments of 1 percent must be used.

Participants generally may direct the sale or other disposition of securities in their account and may change their investment elections with Fidelity Management Trust Company (the “Plan Trustee”) on a daily basis, except certain limits may apply for transactions involving ONE Gas common stock for officers, directors and employees designated as “ONE Gas Insiders” during scheduled suspension periods beginning at the close of the market on the 15th day of the last month of each calendar quarter until the third business day after the Company’s release of quarterly and/or annual earnings information, or during other designated suspension periods. ONE Gas Insiders must obtain approval of all trading activity that involves ONE Gas common stock in the participant’s Plan account prior to the execution of the transaction. Neither the Plan, Company, Plan Administrator, Sponsor Committee, nor the Plan Trustee guarantees the value of the investments, nor do they indemnify any participant against any loss that may result from such investments. The Plan is not protected or insured by the Federal Deposit Insurance Corporation or any other governmental agency.

The Plan has a 20 percent limitation on investments in ONE Gas common stock with respect to future employee and employer contributions, including any Company matching and profit-sharing contributions. The Plan Administrator periodically reviews and generally prohibits investment (through future employee and employer contributions) in ONE Gas common stock if upon review the participant’s investment in ONE Gas common stock exceeds 20 percent of the participant’s total account balance. To the extent this limit applies, amounts that would have been invested in ONE Gas common stock are redirected to the Plan’s qualified default investment alternative, unless (and until) the participant elects otherwise. Finally, the Plan generally limits exchanges into ONE Gas common stock, as well as rollovers into the Plan into ONE Gas common stock, if a participant’s account balance invested in ONE Gas common stock exceeds 20 percent or would exceed 20 percent as a result of the transaction (with the exception of exchanges out of ONEOK, Inc. common stock into the Invesco Short-term Investments Trust Government & Agency Portfolio fund — or another conduit fund designated by the Plan Administrator — and into ONE Gas common stock). Dividends from ONE Gas common stock can be used to purchase ONE Gas common stock, regardless of whether the participant’s investment in ONE Gas common stock exceeds 20 percent of the participant’s account balance.

All interest, dividends and other income received by the Plan Trustee and all gains and losses from the sale of securities are credited or charged to the respective participant’s account. Brokerage commissions, transfer taxes, and other charges and expenses in connection with the purchase or sale of securities for the Plan are either added to the cost of the securities purchased or deducted from the proceeds of the sale. The cost charged to a participant’s account for the purchase or sale of ONE Gas common stock is 2.9 cents per share.
For participants who have ONE Gas common stock as an investment in the Plan, any dividends paid on ONE Gas common stock are credited to the participant’s Plan account and are distributed or reinvested according to each participant’s election. However, such participants may elect to receive cash payments for dividends paid on such ONE Gas common stock. The election choices for dividends paid on ONE Gas common stock, as applicable, are:

1.If the quarterly dividend is less than $100 and the participant has elected to receive dividends by direct deposit into a bank account, the participant may receive a distribution in cash for all of the dividend;
2.If the quarterly dividend is $100 or more, the participant may elect to receive a distribution in cash for all of the dividend;
3.If the quarterly dividend is over $200, the participant may elect to receive a distribution for 50 percent of the dividend to be distributed in cash and to have 50 percent of the dividend reinvested in ONE Gas common stock in the participant’s Plan account; or
4.The participant may elect to have 100 percent of the dividend reinvested in ONE Gas common stock in the participant’s Plan account. This is the default election.

Dividends reinvested are considered earnings. Dividends distributed in cash constitute additional income for federal and state income tax purposes, if applicable, and are included in each participant’s gross taxable income in the year distributed.

Certain mutual fund companies and investment options have implemented market-timing restrictions designed to protect the long-term investors in the mutual fund. As applicable, these restrictions limit the number of exchanges an investor may initiate within a given period of time, and certain funds charge a redemption fee. Sales to fund distributions to Plan participants and purchases from contributions are not subject to these restrictions.
(d)    Vesting

All contributions to the account of an eligible participant and income and earnings, if any, attributable to the account of the participant are immediately and fully vested for the benefit of that participant upon receipt by the Plan Trustee (subject to subsequent loss, if any, through a decline in the market value of investments).

(e)    Participant Loans, Distributions and Withdrawals

Participants may borrow from the Plan a minimum of $1,000 with a maximum amount not to exceed the lesser of:

1.$50,000 reduced by the excess (if any) of the highest outstanding loan balance during the one-year period ending on the day before the loan is made, over the outstanding balance of loans from the Plan on the date the loan is made; or
2. 50 percent of the account balance of the participant, excluding amounts from which loans may not be made.

Participant loans are reflected as notes receivable from participants in the Statements of Net Assets Available for Benefits. The Plan allows a participant up to two loans per account at any time. Participant loans may not be made from Roth 401(k) contributions, Roth rollover contributions or profit-sharing contributions, and not from any earnings on these amounts. In addition, any portion of the Plan account invested in ONE Gas, Inc. common stock and/or ONEOK, Inc. common stock, is not eligible for a Plan loan.

The participant loans have a repayment schedule of no less than 12 months and no more than 60 months, with the exception of a Plan loan used to purchase a principal residence, in which case the term of the loan repayment may be for a period not to exceed 120 months. The participant has the option to repay the loan in full at any time without penalty.

The interest rate on participant loans is the prime interest rate provided by Reuters the first day of the month when requested. The interest rate remains the same throughout the term of the repayment schedule. Interest rates on the participant loans at December 31, 2025, ranged from 3.25 percent to 8.50 percent.

In-service withdrawals from a participant’s account are permitted under specific circumstances, as follows:

•A Plan participant may withdraw all or part (with a $500 minimum) of the participant’s after-tax contributions for any reason. Upon a withdrawal of after-tax contributions, if a participant has not attained age 59½ and completed 5 years of Plan participation, there is a six-month suspension of Company matching contributions on participant contributions (pre-tax, after-tax, and Roth). This after-tax withdrawal right does not apply to Roth 401(k) contributions, Roth rollover contributions, and related earnings.
•In-service withdrawals are permitted when participants reach age 59½ and have completed five years of Plan participation. However, Roth 401(k) contributions, Roth rollover contributions, profit-sharing contributions and related earnings are not eligible for such in-service withdrawals.
•Former Western Resources, Inc. employees have certain grandfathered withdrawal options based on their account balances as of January 11, 1999.
•If a participant becomes totally disabled (as determined by the Social Security Administration) prior to severance from employment, the participant may withdraw all or part of the participant’s profit-sharing contributions.

Hardship withdrawals (with a $500 minimum) from elective deferrals (including Roth 401(k) and Roth rollover contributions), plus earnings on the elective deferrals, in a participant’s account are allowed after a participant has exhausted all other currently available distributions under the Plan and all other plans of deferred compensation maintained by the Company and submitted an application to the Plan Administrator showing current proof of qualifying hardship.

The full value of the participant’s Plan account balance becomes payable if any of the following occur:
1.The participant retires or otherwise terminates employment with the Company, for any reason;
2.The participant dies;
3.The Plan is terminated; or
4.The Plan is modified in such a way that it adversely affects the participant’s right to the use of or withdrawal from the account (as long as the participant’s request is made within 90 days of the effective date of the modification), but subject to any applicable legal requirements or restrictions that limit such distribution right.

If a participant retires or otherwise terminates employment with the Company (other than due to death) and the total account balance is more than $7,000, the participant may leave the balance in the Plan, make a direct rollover from the Plan to another employer’s qualified retirement plan or an Individual Retirement Account (“IRA”), receive a single lump-sum payment or take partial withdrawals from the Plan as soon as administratively possible after separating service from the Company. Such participant who leaves the balance in the Plan may elect to defer distribution of the account until a later date but not beyond April 1 of the calendar year following the calendar year the participant attains their required minimum distribution age, at which time a required minimum distribution from the account must be made each year. The required minimum distribution age is 75 for those with a birth date of 1960 or later, age 73 for those with a birth date 1951 through 1959, age 72 for those with a birth date after June 30, 1949 and before January 1, 1951, and 70½ for those with a birth date before July 1, 1949.

If the participant’s account balance does not exceed $7,000, the full value of the account will be distributed to the participant as soon as administratively possible, unless the participant directs a rollover to another employer’s qualified plan or an IRA or requests a lump sum distribution. If the participant does not request a distribution and the account balance is less than $1,000 (or less than $7,000 if the participant has attained Normal Retirement Age), a lump-sum cash payment will be made. If a participant has not reached Normal Retirement Age and if a distribution is not requested and the balance is between $1,000 and $7,000, the account balance will be transferred to an IRA established on behalf of the participant.

If a participant dies before their Plan benefits are distributed, and their total account balance does not exceed $5,000, the Plan generally provides that the participant’s beneficiary will receive a single lump sum as soon as administratively practicable. If a participant dies and their total account balance exceeds $5,000, the participant’s beneficiary may elect to receive the account balance in a single lump sum or partial withdrawals, or may defer the distribution, subject to the applicable required minimum distribution rules for a beneficiary.

Any interests in ONE Gas company stock and/or ONEOK, Inc. company stock held in the participant’s account will be distributed in-kind if (and to the extent) the participant so requests, otherwise, cash will be paid in an amount equal to the value of the participant’s investments at the time of distribution, as determined by the Plan Trustee.

If a participant receives a distribution from the Plan (except for a hardship withdrawal), the IRS generally requires the Plan to automatically withhold 20 percent for federal income taxes, which is submitted to the IRS by the Plan Trustee on behalf of the participant. In addition to federal income taxes, some states require mandatory withholding of state income taxes on taxable distributions. The 20 percent federal income taxes and applicable state income taxes are not withheld if a participant elects to make a direct rollover of the distribution to an IRA or another employer’s qualified retirement plan. An additional 10 percent tax generally will be imposed on the taxable portion of distributions or withdrawals unless the participant has reached age 59½ or separates from the Company after attainment of age 55. The Plan does not withhold the additional 10 percent tax when a participant takes a distribution. Participants are responsible for calculating and paying the required amount of tax.

(f)    Plan Termination

Although it has not expressed any intent to do so, the Company has the right to terminate the Plan at any time subject to the provisions of ERISA. Upon termination of the Plan, each participant would receive distribution of the entire balance of their Plan account, subject to the successor plan rules.

EBP, Investment, Employer, Common Stock, to Total Asset, Percentage	20.00%
EBP, Eligible Compensation, Maximum, Amount	$ 350,000
EBP, Contribution, Combined Employee and Employer, Maximum, Amount	$ 70,000
EBP, Contribution, Combined Employee and Employer, Maximum, Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%